Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2065 Fund	May 30, 2024
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.88%
Since Inception	8.42%	[1]
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.27%
Since Inception	7.75%	[1]
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.07%
Since Inception	6.44%	[1]
Fidelity Freedom Index 2065 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.01%
Since Inception	10.15%	[2]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.21%
IXXK2
Average Annual Return:
Past 1 year	20.11%
Since Inception	8.53%

[1]	A From June 28, 2019 .
[2]	B From June 24, 2020 .